Commitments and contingencies (Schedule of Future Minimum Payments Under Non-cancellable Operating Leases) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum payments under non-cancellable operating leases
2022	$ 12,038
2023	4,368
2024	869
Total undiscounted cash flows	17,766
Short Term Lease Commitment And Leases That Have Not Yet Commenced Member
Future minimum payments under non-cancellable operating leases
2022	1,846
2023	223
2024	43
Total undiscounted cash flows	$ 2,112